UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  July 31, 2013

Item 1. Report to Stockholders.

AKRE
CAPITAL MANAGEMENT, LLC

Retail Class Shares  (AKREX)
Institutional Class Shares  (AKRIX)

ANNUAL REPORT
July 31, 2013

Table of Contents

Annual Letter	2

Sector Allocation	7

Expense Example	7

Performance Chart and Analysis	9

Schedule of Investments	11

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	30

Additional Information	31

Annual Letter to Shareholders	September 2013

Dear Fellow Shareholders:

We began our adventure with the newly formed Akre Focus Fund on August 31, 2009 with a very modest amount of capital to invest. This was not surprising as investors were cautious about committing capital with the financial crisis so close in the rear-view mirror. We were tentative as well, and throughout 2009 and 2010 our cash balances averaged approximately 46%.

Time has diminished the wounds inflicted by the financial crisis, and the allure of rising markets has altered investor thinking such that they have increasingly re-entered the market.  As a result, the Akre Focus Fund has grown considerably since its inception.  The table below shows the fund’s assets under management (AUM) at the end of each fiscal year and paints a clear picture of investor sentiment coming our way.

Fiscal Year Ending	(AUM)
July 31, 2010	$208.0	million
July 31, 2011	$286.0	million
July 31, 2012	$1,112.1	million
July 31, 2013	$2,046.6	million

We believe this dramatic increase in AUM demonstrates the investors’ recognition that our approach is both conservative and eminently logical.  We continue to search the world for truly outstanding businesses that are managed by exceptional executives, have attractive reinvestment opportunities and can be purchased at appealing valuations.

Over the years, we have often shared our views on the economy and the market in our annual shareholder letters.  I recently re-read these letters and was confronted by the fact that these views were not always “on the mark”.  Throughout the last four years, we have remained focused on what we can control and the activities at which we have historically excelled: our ability to identify a few extraordinary businesses and acquire shares in them at attractive valuations. This has resulted in returns in excess of the S&P 500 Index® and outcomes we have desired to achieve and to which we continue to aspire.  So, our thoughts and opinions about the economy are merely “interesting” as they have had no direct effect on our investment outcomes.

Importantly, the returns have been produced as more and more capital found its way into our fund.  For the record, we have included a chart below which shows our returns for the fiscal year that ended July 31, 2013, and our returns since inception on August 31, 2009.

Akre Focus Fund

Akre Focus Fund Returns
	Returns For the Fiscal	Annualized Returns Since
	Year ending July 31, 2013	Inception (8/31/09)

Akre Focus Fund –
Retail (AKREX)	29.37%	18.24%

Akre Focus Fund –
Institutional (AKRIX)	29.73%	18.57%

S&P 500® Index	25.00%	16.09%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense (gross) for the Retail Class and Institutional Class shares is 1.40% and 1.15%, respectively.

As a matter of investment philosophy and implementation, we do not consciously allocate capital among sectors.  Rather, the charts below represent outcomes derived from our individual security selection process.  Even as it may occur to us that one group (Financials for example) is considerably more attractive than another, we make no effort to allocate percentages of the portfolio based on these observations or hunches.  Our top ten holdings as of July 31, 2013 were:

Top Ten Holdings at July 31, 2013 (Unaudited)	Percentage of Net Assets

Moody’s Corp	10.11%
DIRECTV	9.27%
Mastercard, Inc.	8.95%
Colfax Corp.	8.92%
American Tower Corp.	5.88%
Dollar Tree, Inc.	5.24%
Markel Corp.	4.34%
Visa, Inc.	4.32%
Ross Stores, Inc.	4.29%
TD Ameritrade Holding Corp.	3.83%

Akre Focus Fund

Also, our sector allocation percentages as of July 31, 2013 were:

Sector Allocation at July 31, 2013 (Unaudited)	Percentage of Net Assets

Financials	31.82%
Consumer Discretionary	26.12%
Information Technology	17.80%
Industrials	11.51%
Cash & Equivalents*	8.48%
Energy	2.85%
Other Securities^	1.42%
Total	100.00%

*	Includes asset backed bonds, corporate bonds, investment purchased with cash proceeds for securities lending, and other assets in excess of liabilities.
^	See Schedule of Investments for more information.

In analyzing our investment results for both the fiscal year and since inception, we conclude that we have had a better than average experience for the following reasons:

1.	Individual security selection.

2.	Concentration or “focus” of the portfolio holdings.

3.	Absence of material losses.

4.	Size of cash holdings.

We generally believe these are in the correct order, however, our investment behavior is not governed by these considerations.

The five portfolio holdings that contributed the most to our overall fiscal 2013 returns were, in descending order:

Moody’s Corp.
Mastercard Inc.
Colfax Corp.
TD Ameritrade Holding Corp.
DIRECTV

Three of these five are categorized as “Financials”, even though no two of them are in the same business and only one of them earns any money from lending.  The other two companies are very different types of businesses from entities commonly associated with traditional Financials.  Labels can be misleading.

Akre Focus Fund

As always, thank you for the confidence you show in us through your investment.  We will continue to be unrelenting in the pursuit of our oft stated goal for this fund:

“Our goal is to compound our capital at an above average rate while incurring a below average level of risk.”

While the issue of risk is subjective, recall our belief that risk is exposure to permanent loss of capital.  Market volatility can be our friend if we allow it to be.

Sincerely,

Akre Capital Management, LLC

In our continuing desire to communicate with our fellow shareholders, we’d like to invite you to a conference call scheduled for October 31, 2013 at 4 PM Eastern Time.

On the call we will discuss our outlook, provide some more detail about our investments, and answer any questions you may have.  We look forward to our chat on October 31st.

Akre Focus Fund Conference Call Information:

Date:	October 31, 2013
Time:	4:00 pm ET
Domestic Dial In:	(877) 509-7719
International Dial In:	(706) 679-0688
Conference ID:	52752955

We would appreciate having your questions in advance by email to questions@akrecapital.com by October 29, 2013, but will also take questions on the conference call.

Opinions expressed are those of the advisor, Akre Capital Management, LLC, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of Akre Focus Fund (the “Fund”) may be lower or higher than the performance quoted.

Past performance is no guarantee of future results.

Akre Focus Fund

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund invests in small and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The summary and statutory prospectuses contain this and other important information about the investment company and they may be obtained by calling (877) 862-9556 or visiting www.akrefund.com.  Read it carefully before investing.

The S&P 500® Index is an index of 500 large capitalization companies selected by Standard & Poor’s Corporation.  One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security. See the Schedule of Investments for the Fund holdings.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at July 31, 2013 (Unaudited)

Sector Allocation	Percent of Net Assets

Financials	31.8%
Consumer Discretionary	26.1%
Information Technology	17.8%
Industrials	11.5%
Cash & Equivalents*	8.5%
Energy	2.9%
Other Securities^	1.4%
Total	100.0%

*	Includes asset backed bonds, corporate bonds, investment purchased with cash proceeds from securities lending, and other assets in excess of liabilities.
^	See Schedule of Investments for more information.

EXPENSE EXAMPLE For the Six Months Ended July 31, 2013 (Unaudited)

As a shareholder of the Akre Focus Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 – July 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, a $15.00 fee is currently charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent

Akre Focus Fund

EXPENSE EXAMPLE For the Six Months Ended July 31, 2013 (Unaudited) (Continued)

fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	2/1/2013	7/31/2013	2/1/2013 – 7/31/2013*
Retail Class Actual	$1,000	$1,167.70	$7.31

Hypothetical (5% return
before expenses)	$1,000	$1,018.05	$6.80

Institutional Class Actual	$1,000	$1,169.10	$5.97

Hypothetical (5% return
before expenses)	$1,000	$1,019.29	$5.56

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.36% for Retail Class shares and 1.11% for Institutional Class shares, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Akre Focus Fund

Retail & Institutional Classes
Value of $10,000 vs. S&P 500® Index

Average Annual Returns	One	Three	Since Inception
Year Ended July 31, 2013	Year	Year	(8/31/2009)
Akre Focus Fund – Retail Class	29.37%	22.47%	18.24%
Akre Focus Fund – Institutional Class	29.73%	22.80%	18.57%
S&P 500® Index	25.00%	17.74%	16.09%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 2009, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

(This Page Intentionally Left Blank.)

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2013

Shares		Value

COMMON STOCKS: 84.2%

Aerospace & Defense: 0.1%
10,000	TransDigm
	Group, Inc.	$1,445,900

Capital Markets: 7.7%
145,500	Diamond Hill
	Investment
	Group, Inc.1	15,063,615
1,700,000	LPL Financial
	Holdings, Inc.	64,702,000
2,900,000	TD Ameritrade
	Holding Corp.1	78,387,000
		158,152,615

Diversified Financial
Services: 10.1%
3,054,000	Moody’s Corp.	206,969,580

Diversified Operations: 2.6%
2,000,000	Leucadia
	National Corp.	53,660,000

Hotels, Restaurants
& Leisure: 1.2%
11,550,000	Bwin.Party
	Digital
	Entertainment
	PLC	24,616,338

Industrial Services
& Distributions: 0.7%
1,543,150	Diploma PLC	13,498,308

Insurance: 5.5%
200,000	Berkshire
	Hathaway, Inc. -
	Class B*	23,174,000
167,625	Markel Corp.*	88,841,250
		112,015,250

IT Services: 13.3%
300,000	Mastercard, Inc.	183,183,000
500,000	Visa, Inc.	88,505,000
		271,688,000

Machinery: 8.9%
3,440,000	Colfax Corp.*	182,560,800

Media: 11.3%
3,000,000	DIRECTV*	189,810,000
2,500,000	Live Nation
	Entertainment,
	Inc.*	40,950,000
		230,760,000

Multiline Retail: 5.2%
2,000,000	Dollar
	Tree, Inc.*	107,300,000

Oil, Gas &
Consumable Fuels: 2.9%
130,800	MarkWest
	Energy
	Partners LP	9,183,468
1,050,000	NuStar
	Energy LP	47,880,000
50,000	NuStar GP
	Holdings LLC	1,302,500
		58,365,968

Professional Services: 2.5%
800,000	Verisk
	Analytics, Inc. -
	Class A*	51,488,000

Software: 1.8%
50,000	ANSYS, Inc.*	3,992,000
110,000	Equinix, Inc.*	19,728,500
130,000	FactSet Research
	Systems, Inc.1	14,193,400
		37,913,900

Specialty Retail: 8.4%
500,000	Monro Muffler
	Brake, Inc.1	21,505,000
500,000	O’Reilly
	Automotive,
	Inc.*	62,630,000
1,300,000	Ross Stores, Inc.	87,711,000
		171,846,000

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2013 (Continued)

Shares		Value

COMMON STOCKS: 84.2% (Continued)

Technology: 2.0%
91,000	Apple, Inc.	$41,177,500

TOTAL COMMON STOCKS
(Cost $1,259,598,610)		1,723,458,159

PARTNERSHIPS & TRUSTS: 5.9%
Real Estate
Investment Trust: 5.9%
1,700,000	American
	Tower Corp.	120,343,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $104,978,651)		120,343,000

Principal
Amount

ASSET BACKED BONDS: 2.7%
	Access
	Group, Inc.
$27,909,571	0.306%, 4/25/17	27,566,115
	AmeriCredit
	Automobile
	Receivables
	Trust
2,736,249	0.250%, 4/8/14	2,736,350
	CarMax Auto
	Owner Trust
1,202,085	0.200%, 2/17/14	1,202,089
21,612,871	0.430%, 9/15/15	21,602,962
	Prestige Auto
	Receivables
	Trust2
1,358,467	0.280%, 4/15/14	1,358,476

TOTAL ASSET BACKED BONDS
(Cost $54,676,849)		54,465,992

CORPORATE BONDS: 2.3%
	Goldman Sachs
	Group, Inc.
11,000,000	1.273%, 2/7/14	11,034,837
	Novartis
	Capital Corp.
15,000,000	4.125%, 2/10/14	15,280,965
	Penn National
	Gaming, Inc.
10,000,000	8.750%, 8/15/19	11,025,000
	Toyota Motor
	Credit Corp.
10,000,000	1.375%, 8/12/13	10,002,090

TOTAL CORPORATE BONDS
(Cost $47,639,916)		47,342,892

OTHER SECURITIES: 1.4%3		29,064,000

TOTAL OTHER SECURITIES
(Cost $26,811,962)		29,064,000

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2013 (Continued)

Shares	Value

INVESTMENT PURCHASED WITH
CASH PROCEEDS FROM
SECURITIES LENDING: 0.8%
16,153,912	First American
Prime
Obligations
Fund - Class Z
0.00%4	$16,153,912

TOTAL INVESTMENT PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $16,153,912)	16,153,912

TOTAL INVESTMENTS
IN SECURITIES: 97.3%
(Cost $1,509,859,900)	1,990,827,955
Other Assets in Excess
of Liabilities: 2.7%	55,769,869
TOTAL NET ASSETS: 100.0%	$2,046,597,824

*	Non-income producing security.
1	This security or a portion of this security was out on loan as of July 31, 2013.
2
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of this security amounted to $1,358,476 or 0.1% of net assets.

3	Represents previously undisclosed securities which the Fund has held for less than one year.
4	Seven-day yield as of July 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2013

ASSETS
Investments in securities, at value (cost $1,509,859,900)*	$1,990,827,955
Cash	63,353,127
Receivables:
Investment securities sold	1,870,108
Fund shares sold	18,059,142
Dividends and interest	1,242,919
Other receivables	19,202
Prepaid expenses	113,765
Total assets	2,075,486,218

LIABILITIES
Payables:
Collateral received for securities loaned	16,153,912
Investment securities purchased	7,112,140
Fund shares redeemed	3,036,690
Distribution fees - Retail Class	437,312
Shareholder servicing fees	240,733
Investment advisory fees	1,538,213
Administration fees	155,694
Fund accounting fees	22,967
Transfer agent fees	68,635
Custody fees	12,979
Chief Compliance Officer fees	2,240
Trustee fees	577
Other accrued expenses	106,302
Total liabilities	28,888,394
NET ASSETS	$2,046,597,824

COMPONENTS OF NET ASSETS
Paid-in capital	$1,528,729,793
Accumulated net investment loss	(3,846,189)
Accumulated net realized gain on investments	40,746,165
Net unrealized appreciation on investments	480,968,055
Net assets	$2,046,597,824
* Market value of securities on loan	$15,901,564
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$1,609,941,141
Shares of beneficial interest issued and outstanding	85,306,336

Net asset value, offering and redemption price per share	$18.87
Net Asset Value (unlimited shares authorized):
Institutional Class:
Net assets	$436,656,683
Shares of beneficial interest issued and outstanding	22,973,487
Net asset value, offering and redemption price per share	$19.01

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Year Ended July 31, 2013

INVESTMENT INCOME
Dividends (net of $55,335 foreign withholding tax)	$18,191,252
Interest	888,774
Securities lending	250,587
Total investment income	19,330,613

EXPENSES
Investment advisory fees	13,031,454
Distribution fees - Retail Class	2,867,493
Shareholder servicing fees	1,447,939
Administration fees	537,298
Transfer agent fees	423,733
Fund accounting fees	127,341
Registration fees	118,318
Reports to shareholders	104,409
Custody fees	73,335
Interest expenses	54,195
Miscellaneous expenses	47,064
Audit fees	22,103
Trustee fees	19,256
Legal fees	11,257
Chief Compliance Officer fees	9,365
Insurance expense	3,140
Total expenses	18,897,700
Net investment income	432,913

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	59,843,640
Change in net unrealized appreciation on investments	330,265,932
Net realized and unrealized gain on investments	390,109,572
Net increase in net assets resulting from operations	$390,542,485

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$432,913	$740,058
Net realized gain on investments	59,843,640	2,173,432
Change in unrealized appreciation on investments	330,265,932	101,775,545
Net increase in net assets
resulting from operations	390,542,485	104,689,035

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail Class	(3,107,368)	(307,010)
Institutional Class	(1,446,862)	(291,777)
From net realized gain
Retail Class	(15,275,168)	—
Institutional Class	(4,257,137)	—
Total distributions to shareholders	(24,086,535)	(598,787)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares - Retail Class(1)	462,140,091	570,606,748
Net increase in net assets derived from net
change in outstanding shares - Institutional Class(1)	105,861,074	151,484,655
Total increase in net assets
from capital share transactions	568,001,165	722,091,403
Total increase in net assets	934,457,115	826,181,651

NET ASSETS
Beginning of year	1,112,140,709	285,959,058
End of year	$2,046,597,824	$1,112,140,709
(Accumulated) undistributed
net investment (loss) income	$(3,846,189)	$657,441

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	July 31, 2013		July 31, 2012
	Shares	Value	Shares	Value
Retail Class
Shares sold	48,307,986	$803,940,433	47,934,021	$669,623,774
Shares issued in
reinvestment
of distribution	1,182,503	17,843,974	22,883	300,003
Shares redeemed(2)	(21,760,344)	(359,644,316)	(7,162,780)	(99,317,029)
Net increase	27,730,145	$462,140,091	40,794,124	$570,606,748

(2)	Net of redemption fees of $62,877 and $27,808, respectively.

	Year Ended		Year Ended
	July 31, 2013		July 31, 2012
	Shares	Value	Shares	Value
Institutional Class
Shares sold	10,991,403	$186,835,089	14,687,856	$208,326,727
Shares issued in
reinvestment
of distribution	330,652	5,019,291	20,279	267,071
Shares redeemed(3)	(5,396,021)	(85,993,306)	(4,003,709)	(57,109,143)
Net increase	5,926,034	$105,861,074	10,704,426	$151,484,655

(3)	Net of redemption fees of $3,868 and $222,380, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

RETAIL CLASS

				Period Ended
	Year Ended July 31,			July 31,
	2013	2012	2011	2010*
Net asset value,
beginning of year/period	$14.88	$12.35	$10.49	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.00 #**	0.01 **	0.01 **	(0.08)
Net realized and unrealized
gain on investments	4.29	2.53	1.85	0.57
Total from investment operations	4.29	2.54	1.86	0.49

LESS DISTRIBUTIONS
From net investment income	(0.05)	(0.01)	—	—
From net realized gain	(0.25)	—	—	—
Total distributions	(0.30)	(0.01)	—	—
Paid-in capital from redemption fees	0.00 #	0.00 #	0.00 #	0.00	#
Net asset value, end of year/period	$18.87	$14.88	$12.35	$10.49
Total return	29.37%	20.61%	17.73%	4.90	%^

SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$1,609.9	$856.7	$207.2	$137.3
Portfolio turnover rate	23%	13%	25%	12	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.36%	1.40%	1.45%	1.50	%+
After fees waived/recouped	1.36%	1.40%	1.45%	1.49	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	(0.03)%	0.05%	0.12%	(1.09	)%+
After fees waived/recouped	(0.03)%	0.05%	0.12%	(1.08	)%+

*	Fund commenced operations on August 31, 2009.
**	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS

				Period Ended
	Year Ended July 31,			July 31,
	2013	2012	2011	2010*
Net asset value,
beginning of year/period	$14.98	$12.41	$10.52	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.04 **	0.05 **	0.05 **	(0.06)
Net realized and unrealized
gain on investments	4.33	2.54	1.84	0.58
Total from investment operations	4.37	2.59	1.89	0.52

LESS DISTRIBUTIONS
From net investment income	(0.09)	(0.03)	—	—
From net realized gain	(0.25)	—	—	—
Total distributions	(0.34)	(0.03)	—	—
Paid-in capital from redemption fees	0.00 #	0.01	0.00 #	0.00	#
Net asset value, end of year/period	$19.01	$14.98	$12.41	$10.52
Total return	29.73%	21.02%	17.97%	5.20	%^

SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$436.7	$255.4	$78.7	$70.6
Portfolio turnover rate	23%	13%	25%	12	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.11%	1.15%	1.20%	1.25	%+
After fees waived/recouped	1.11%	1.15%	1.20%	1.24	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	0.25%	0.32%	0.46%	(0.84	)%+
After fees waived/recouped	0.25%	0.32%	0.46%	(0.83	)%+

*	Fund commenced operations on August 31, 2009.
**	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013

NOTE 1 – ORGANIZATION

Akre Focus Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on August 31, 2009.

The Fund offers Retail and Institutional Class shares.  Institutional shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.  Each class of shares has equal rights as to earnings and assets except that Retail shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At July 31, 2013, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. See Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$1,723,458,159	$—	$—	$1,723,458,159
Partnerships
& Trusts	120,343,000	—	—	120,343,000
Asset Backed
Bonds	—	54,465,992	—	54,465,992
Corporate
Bonds	—	47,342,892	—	47,342,892
Other
Securities	29,064,000	—	—	29,064,000
Investment
Purchased
With Cash
Proceeds
from Securities
Lending	16,153,912	—	—	16,153,912
Total
Investments
in Securities	$1,889,019,071	$101,808,884	$—	$1,990,827,955

There were no transfers into or out of Level 1, 2, or 3 for the year ended July 31, 2013.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At July 31, 2013, the Fund deferred, on a tax basis, late year losses of $3,846,189.

As of July 31, 2013 the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies their major tax jurisdictions as U.S. Federal and Massachusetts State.  However, as of July 31, 2013, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call and put options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassifications of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended July 31, 2013, the Fund increased accumulated net realized gain $382,313 and decreased undistributed net investment income $382,313.

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

K.
New Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

Fund is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund. For the year ended July 31, 2013, the Fund incurred $13,031,454 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.24% and 1.49% for the Institutional Class and Retail Class shares, respectively, of each Class’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended July 31, 2013 the Advisor did not waive any fees or reimburse expenses.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the year ended July 31, 2013 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares and a Shareholder Servicing Plan on behalf of both the Institutional and Retail Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Advisor an annual shareholder servicing fee of up to 0.10% of each Class’s average daily net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the year ended July 31, 2013, the Fund incurred distribution fees of $2,867,493 and shareholder servicing fees of $1,447,939.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 10% of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of July 31, 2013, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is are indemnified from this risk by contract with the securities lending agent.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

As of July 31, 2013, the market value of the securities on loan and payable on collateral due to broker were as follows:

Market Value of	Payable on
Securities on Loan	Collateral Received
$15,901,564	$16,153,912

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Prime Obligations Fund – Class Z (a money market subject to Rule 2a-7 under the 1940 Act.) The Schedule of Investments for the Fund includes the particular cash collateral holding as of July 31, 2013.

The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Fund’s Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the year ended July 31, 2013 for the Fund was $250,587.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2013, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $905,259,376 and $310,752,730, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended July 31, 2013.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2013 was as follows:

	July 31, 2013	July 31, 2012
Distributions paid from:
Ordinary income	$10,683,756	$598,787
Long-term capital gain	13,402,779	—
	$24,086,535	$598,787

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2013 (Continued)

As of July 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments(a)	$1,510,303,774
Gross tax unrealized appreciation	494,089,170
Gross tax unrealized depreciation	(13,564,989)
Net tax unrealized appreciation	480,524,181
Undistributed ordinary income	5,632,119
Undistributed long-term capital gain	35,557,920
Total distributable earnings	41,190,039
Other accumulated losses	(3,846,189)
Total accumulated losses	$517,868,031

(a)  At July 31, 2013, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of wash sales.

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available for the Fund is $100,000,000. For the year ended July 31, 2013, the average interest rate on the outstanding principal amount was 3.25%.  During the year ended July 31, 2013, the Fund had an outstanding average daily loan balance of $1,752,515. The average daily loan balance is determined by using the days the Fund had an outstanding balance. The maximum amount outstanding during that period was $50,000,000. Interest expense amounted to $54,195 for the year ended July 31, 2013. At July 31, 2013, the Fund did not have a loan payable balance.

Akre Focus Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Akre Focus Fund and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Akre Focus Fund, a series of Professionally Managed Portfolios, as of July 31, 2013 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period August 31, 2009 (commencement of operations) to July 31, 2010.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Akre Focus Fund as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period August 31, 2009 (commencement of operations) to July 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 26, 2013

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Positions	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director,
(born 1943)	and	Term;	Talon Industries, Inc.		PNC Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May	formerly, Executive
2020 E. Financial Way		1991.	Vice President and
Suite 100			Chief Operating
Glendora, CA 91741			Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The Univ. of
Fund Services, LLC		May	Officer, Rockefeller		Virginia Law
2020 E. Financial Way		1991.	Trust Co., (prior		School Fdn.
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Positions	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis(3)	Trustee	Indefinite	President and	1	None.
(born 1973)		Term;	Chief Operating
c/o U.S. Bancorp		Since	Officer, Direxion
Fund Services, LLC		September	Funds since 2013;
2020 E. Financial Way		2011.	formerly, Senior Vice
Suite 100			President, and Chief
Glendora, CA 91741			Financial Officer
(and other positions),
U.S. Bancorp Fund
Services, LLC,
(1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly, President	1	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers Funds;
Fund Services, LLC		May	President, Investment		Trustee,
2020 E. Financial Way		1991.	Company		Managers AMG
Suite 100			Administration,		Funds, Aston
Glendora, CA 91741			LLC (mutual fund		Funds; Advisory
			administrator).		Board Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Positions	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April	LLC, since
615 East Michigan St.		2013.	April 2005.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer, U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202	Anti-	Indefinite	Services, LLC
	Money	Term;	since August 2004.
	Laundering	Since
	Officer	July
2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Akre Focus Fund

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended July 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Akre Focus Fund	87.95%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2013, was as follows:

Akre Focus Fund	85.02%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund for the fiscal year ended July 31, 2013, was as follows:

Akre Focus Fund	57.37%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Akre Focus Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (877) 862-9556 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 West Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Akre Focus Fund
	Ticker	CUSIP
Retail Class Shares	AKREX	742935117
Institutional Class Shares	AKRIX	742935125

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and
Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an
“audit committee financial expert” and are considered to be “independent” as each term is definedin Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2013	FYE 7/31/2012
Audit Fees	$19,500	$19,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2013	FYE 7/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2013	FYE 7/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President

Date   September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President

Date   September 30, 2013

By (Signature and Title)* /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date   September 27, 2013

* Print the name and title of each signing officer under his or her signature.